Intangible assets (Details Textual) ₪ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2019 ILS (₪)	Jun. 30, 2019 ARS ($)	Jun. 30, 2018 ARS ($)
Disclosure of detailed information about intangible assets [line items]
Principal amount		$ 58,886
Goodwill		3,197
NIS [Member]
Disclosure of detailed information about intangible assets [line items]
Principal amount | ₪	₪ 4,936
Goodwill | ₪	₪ 268
Discontinued Operations [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization charge			$ 370
Barter Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Description of goodwill	The goodwill assigned to real estate in Israel amounts to NIS 113 (Ps. 1,352 at the exchange rate at the end of the financial year 2019), that assigned to telecommunications amounts to NIS 268 (Ps. 3,195 at the exchange rate at the end of the financial year 2019) and the one assigned to supermarkets amounted to NIS 192.
Costs [member]
Disclosure of detailed information about intangible assets [line items]
Amortization charge		736	759
General And Administrative Expenses [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization charge		944	879
Selling Expenses [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization charge		$ 1,566	$ 1,578